INVENTORIES (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Raw materials	¥ 1,337,270,185		¥ 856,151,730
Work-in-progress	1,553,346,553		1,247,357,915
Finished goods	2,852,711,200		2,170,220,346
Total	5,743,327,938		4,273,729,991		$ 835,332,403
Inventories provision	220,171,794	$ 32,022,659	313,711,534	¥ 439,000,231
Pledged inventories	¥ 171,665,538		¥ 171,141,796